CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,610,000,000	$ 5,563,000,000	$ 16,926,000,000	$ 15,411,000,000
Cost of sales	2,967,000,000	2,762,000,000	8,643,000,000	6,942,000,000
Gross profit	2,643,000,000	2,801,000,000	8,283,000,000	8,469,000,000
Research and development expenses	545,000,000	663,000,000	1,488,000,000	1,427,000,000
Selling and marketing expenses	860,000,000	940,000,000	2,791,000,000	2,731,000,000
General and administrative expenses	330,000,000	310,000,000	838,000,000	925,000,000
Impairments restructuring and others	550,000,000	(410,000,000)	1,209,000,000	421,000,000
Legal Settlements And Loss Contingencies	(20,000,000)	533,000,000	324,000,000	674,000,000
Goodwill Impairment Charge	0	0	6,100,000,000	0
Operating (loss) income	378,000,000	765,000,000	(4,467,000,000)	2,291,000,000
Financial expenses - net	259,000,000	150,000,000	704,000,000	553,000,000
Income (loss) before income taxes	119,000,000	615,000,000	(5,171,000,000)	1,738,000,000
Income taxes (Benefit)	(494,000,000)	207,000,000	(462,000,000)	464,000,000
Share in (profits) losses of associated companies net	3,000,000	(2,000,000)	10,000,000	(11,000,000)
Net income (loss)	610,000,000	410,000,000	(4,719,000,000)	1,285,000,000
Net Income (loss) attributable to non-controlling interests	15,000,000	(2,000,000)	11,000,000	(17,000,000)
Net income (loss) attributable to Teva	595,000,000	412,000,000	(4,730,000,000)	1,302,000,000
Dividends on preferred shares	65,000,000	64,000,000	195,000,000	196,000,000
Net income (loss) attributable to ordinary shareholders	$ 530,000,000	$ 348,000,000	$ (4,925,000,000)	$ 1,106,000,000
Weighted average number of shares (in millions):
Basic	1,017	979	1,016	935
Diluted	1,017	984	1,016	942
Earnings (loss) per share attributable to ordinary shareholders:
Basic	$ 0.52	$ 0.35	$ (4.85)	$ 1.18
Diluted	$ 0.52	$ 0.35	$ (4.85)	$ 1.17